SCHEDULE OF PURCHASE AND OUTSTANDING PAYABLE BALANCES (Details) - Accounts Payable [Member] - Customer Concentration Risk [Member] - Vendor A [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Concentration risk percentage	11.30%	19.50%	15.80%
Accounts payable	$ 303	$ 149	$ 97